Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,927,000
Previously Paid Amount	0.00
Total Fee Amount	956.62
Total Offset Amount	0.00
Net Fee	956.62
Narrative - Max Aggregate Offering Price	$ 6,927,000
Final Prospectus	true